Capital Disclosures - Schedule of Debt to Book Capitalization Ratio (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Corporate information and statement of IFRS compliance [abstract]
Long-term debt	$ 18,819	$ 10,799
Less: cash and cash equivalents	131	877	$ 920	$ 744
Long-term debt, net	18,688	9,922
Total shareholders’ equity	$ 39,468	$ 39,832	$ 38,175
Debt to book capitalization	32.00%	20.00%